SUBSEQUENT EVENT (Details)	May 30, 2024 USD ($)	Apr. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Aug. 17, 2022 USD ($)	Jul. 17, 2020 USD ($)
2027 Notes | Convertible debt
Subsequent Event [Line Items]
Stated percentage					7.50%
Convertible notes (Note 11)			$ 207,000,000	$ 207,000,000	$ 207,000,000
Conversion ratio, principal amount					$ 1,000
Conversion ratio percentage					0.97
Green Convertible Notes | Convertible debt
Subsequent Event [Line Items]
Stated percentage						6.50%
Convertible notes (Note 11)						$ 200,000,000
Conversion ratio, principal amount						$ 1,000
Subsequent Event | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Subsequent Event [Line Items]
Proceeds from license fees received		$ 10,000,000
Subsequent Event | 2027 Notes | Convertible debt
Subsequent Event [Line Items]
Stated percentage	7.50%
Convertible notes (Note 11)	$ 25,000,000
Subsequent Event | Green Convertible Notes | Convertible debt
Subsequent Event [Line Items]
Stated percentage	6.50%
Convertible notes (Note 11)	$ 196,000,000
Conversion ratio, principal amount	$ 1,000
Percentage of principal amount redeemed	98.00%
Subsequent Event | Tranche A Exchange Notes | Convertible debt
Subsequent Event [Line Items]
Conversion ratio, principal amount	$ 700
Subsequent Event | Tranche B Exchange Notes | Convertible debt
Subsequent Event [Line Items]
Conversion ratio percentage	300
Subsequent Event | New 1L Notes | Convertible debt
Subsequent Event [Line Items]
Stated percentage	9.00%
Convertible notes (Note 11)	$ 97,500,000
Conversion ratio, principal amount	2,500,000
Subsequent Event | Termination Agreement | Convertible debt
Subsequent Event [Line Items]
Convertible notes (Note 11)	$ 16,200,000
Huansheng JV | Subsequent Event | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Subsequent Event [Line Items]
Equity method investment, ownership percentage		0.1627
Proceeds from sale of equity method investment		$ 34,000,000